PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE F – PROPERTY, PLANT AND EQUIPMENT, NET

At June 30, 2011 and December 31, 2010, property, plant, and equipment consisted of the following:

	06/30/11	12/31/10
Machinery and equipment	$45,940	$40,803
Assets not placed in service	79,100	70,000
Less: accumulated depreciation	(20,657)	(16,064)
Property, plant and equipment, net	$104,381	$94,739

Assets not placed in service include amounts paid for machinery and equipment that were not installed as of June 30, 2011 and December 31, 2010. The assets are comprised of machinery for installation in a production line.

For the six months ended June 30, 2011 and 2010, total depreciation expense was $4,595 and $4,328, respectively.